[LOGO]

ANNUAL REPORT

December 31, 1997

W-1420 First National Bank Building
332 Minnesota Street
St. Paul, Minnesota 55101
612-222-8478

                                                               February 20, 1998

TO OUR SHAREHOLDERS:

    1997 was another very rewarding year for shareholders of Mairs and Power Growth Fund. Net asset value per share at year end was $86.67, resulting in a total return for the year of 28.7%. This compares with returns of 33.4% for the Standard and Poor's 500 Stock Index and 24.4% for the average diversified U.S. stock fund. For the five year period ended December 31, 1997, the Fund had an average annual return of 23.7% which compares with returns of 20.3% for the Standard and Poor's 500 and 16.5% for the average long-term growth fund. In a study of mutual funds' performance of CDA/Wiesenberger, the Fund ranked 4th out of 455 growth funds for the five year period. The WALL STREET JOURNAL, in its year-end review of Mutual Funds, compiled a list of the 50 best performing stock funds for the past five and ten year periods. Mairs and Power Growth Fund was one of four diversified stock funds to appear on both lists. BUSINESS WEEK MAGAZINE, in its February 2nd issue, presented performance data on 935 stock funds. It listed 86 funds which were A rated for the best risk-adjusted returns over the past five years. The Fund and its companion fund, Mairs and Power Balanced Fund, were both included in the A list and the Fund had the fifth highest return on that list.

    The strong stock market last year was once again a reflection of the strong, non-inflationary economic growth which took place throughout the year. Indeed, 1997 was a vintage year for the U.S. economy. Gross Domestic Product rose 3.8%, adjusted for inflation, the fastest growth since 1988. The price index for gross domestic purchases, perhaps the government's best measure of inflation, rose just 1.7%, the smallest annual increase since 1964. Strong job growth caused the unemployment rate to drop to 4.9%, the lowest level in 24 years. A year ago, economists were expecting 1997 growth of just over 2%. Instead, unanticipated strength in business investment and household consumption pushed the level to nearly twice that forecast. Perhaps the most encouraging development during the year were the solid gains registered by worker productivity which we believe reflects structural improvement in the American economy. Output per hour of work rose by 1.7%, twice the average annual gain registered during the first half of the decade. Manufacturing did especially well with a 4.4% gain. Productivity is the key to producing higher non-inflationary growth and rising living standards. The U.S. economy is about to complete its seventh consecutive year of growth, making this the third longest expansion period in history. However, the expansion continues to be well balanced and should continue beyond 1998. Each postwar recession has been preceded by a period of monetary tightening on the part of the Federal Reserve in an effort to contain inflation. Currently, we foresee little need for such action.

    Despite the sharp rise in stock prices which has taken place in recent years, we continue to have a positive outlook for the market. Stronger-than-expected corporate earnings and generally declining interest rates have been the major underpinning for stock prices. We believe that ten years of corporate restructuring have greatly improved the competitive position of U.S. companies in world markets while at the same time restoring profit margins to levels that existed prior to the inflation-wracked 1970's. Corporate earnings should continue to increase in 1998 by perhaps 8% and the interest-rate environment should continue to be favorable. The Standard and Poor's 500 Index currently trades at 20 times estimated 1998 operating earnings which is a level consistent with other periods of very low inflation.

                                                                 George A. Mairs
                                                                       President

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                          FUND,
      S & P 500 INDEX, AND THE CONSUMER PRICE INDEX
                                                              FUND        S&P         CPI
1987                                                       $10,000.00  $10,000.00  $10,000.00
1988                                                       $10,998.00  $11,660.00  $10,410.00
1989                                                       $14,085.14  $15,344.56  $10,909.68
1990                                                       $14,602.06  $14,853.53  $11,498.80
1991                                                       $20,742.23  $19,383.86  $11,981.75
1992                                                       $22,368.42  $20,876.42  $12,341.21
1993                                                       $25,245.00  $22,984.94  $12,674.42
1994                                                       $26,666.29  $23,283.74  $13,016.63
1995                                                       $39,818.11  $32,024.46  $13,342.04
1996                                                       $50,330.09  $39,383.68  $13,782.33
1997                                                       $64,749.66  $52,537.83  $14,016.63
Year Ending
Average Annual Total Return
1 Year                                                         5 Year     10 Year
28.7%                                                           23.7%       20.5%
Past investment results should not be taken as
necessarily representative of future performance.

                              FINANCIAL HIGHLIGHTS
            (SELECTED PER SHARE DATA AND RATIOS -- FOR EACH SHARE OF
               CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                        YEAR ENDED DECEMBER 31
                                        1997     1996     1995     1994     1993     1992     1991     1990     1989      1988
                                      ------------------------------------------------------------------------------------------
PER SHARE
Net asset value, beginning of year    $  69.48  $ 56.64  $ 39.37  $ 38.84  $ 35.91  $ 34.78  $ 25.94  $ 26.11  $ 22.21  $  21.68

Investment operations:
  Net investment income                   1.03     0.75     0.51     0.67     0.43     0.41     0.38     0.42     0.42      0.41

  Net realized and unrealized gains
    (losses) on investment               18.85    14.19    18.83     1.49     4.15     2.28    10.43     0.53     5.74      1.74
                                      --------  -------  -------  -------  -------  -------  -------  -------  -------  --------
Total from investment operations         19.88    14.94    19.34     2.16     4.58     2.69    10.81     0.95     6.16      2.15

Less distributions:
  Dividends (from net investment
    income)                             (1.00)   (0.71)   (0.56)   (0.65)   (0.43)   (0.40)   (0.39)   (0.42)   (0.43)    (0.41)

  Distributions (from capital gains)    (1.69)   (1.39)   (1.51)   (0.98)   (1.22)   (1.16)   (1.58)   (0.70)   (1.83)    (1.21)
                                      --------  -------  -------  -------  -------  -------  -------  -------  -------  --------
Total distributions                     (2.69)   (2.10)   (2.07)   (1.63)   (1.65)   (1.56)   (1.97)   (1.12)   (2.26)    (1.62)
                                      --------  -------  -------  -------  -------  -------  -------  -------  -------  --------
Net asset value, end of year          $  86.67  $ 69.48  $ 56.64  $ 39.37  $ 38.84  $ 35.91  $ 34.78  $ 25.94  $ 26.11  $  22.21
                                      --------  -------  -------  -------  -------  -------  -------  -------  -------  --------
                                      --------  -------  -------  -------  -------  -------  -------  -------  -------  --------
TOTAL INVESTMENT RETURN                  28.7%    26.4%    49.3%     5.6%    12.9%     7.8%    42.1%     3.7%    28.1%     10.0%
                                      --------  -------  -------  -------  -------  -------  -------  -------  -------  --------
                                      --------  -------  -------  -------  -------  -------  -------  -------  -------  --------
NET ASSETS, END OF YEAR
  (000'S OMITTED)                      412,591  150,162   70,537   41,890   39,081   34,363   31,441   22,501   22,630    20,630
RATIOS/SUPPLEMENTAL DATA:
  Ratio of expenses to average net
    assets                               0.84%    0.89%    0.99%    0.99%    0.98%    1.00%    1.09%    1.05%    1.07%     1.11%

  Ratio of net investment income to
    average net assets                   0.98%    1.18%    1.00%    1.74%    1.15%    1.19%    1.18%    1.65%    1.63%     1.78%

  Portfolio turnover rate                5.07%    3.19%    3.87%    5.09%    4.39%    4.19%    4.54%    4.88%    2.11%     4.11%

  Average commission rate paid        $  .1272  $ .1568        -        -        -        -        -        -        -         -

                      STATEMENT OF ASSETS AND LIABILITIES
                              AT DECEMBER 31, 1997

ASSETS
  Common Stocks as annexed, at market value (cost
    $267,757,832)                                                        $390,570,546
  Cash                                                                    22,023,359
  Dividends and interest receivable                                          418,171
  Receivables for securities sold, not yet delivered                               0
  Prepaid expense                                                                  0
                                                                         -----------
                                                                         $413,012,076

LIABILITIES
  Accrued management fee                                        199,023
  Accrued custodian and transfer agent fee                       61,234
  Payable for securities purchased, not yet received            161,200      421,457
                                                              ---------  -----------

NET ASSETS
  Equivalent to $86.67 per share on 4,760,515 shares
    outstanding                                                          $412,590,619
                                                                         -----------
                                                                         -----------

NET ASSETS CONSIST OF:
  Capital stock                                                          $    47,605
  Additional paid-in capital                                             289,645,877
  Accumulated undistributed net investment income                             45,826
  Accumulated undistributed net realized gain (loss) on
    investment transactions                                                   38,597
  Net unrealized appreciation (depreciation) of investments              122,812,714
                                                                         -----------

TOTAL NET ASSETS                                                         $412,590,619
                                                                         -----------
                                                                         -----------

CAPITAL STOCK (par value $.01 a share)
  Shares authorized                                                       10,000,000
                                                                         -----------
                                                                         -----------

SEE ACCOMPANYING NOTES.

                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1997

COMMON STOCKS

                                                                                            Market
 Number of                                                                                  Value
   Shares                                                                                   [Note 2(a)]
------------                                                                                -----------
              CHEMICAL 5.3%
    230,000   Ecolab, Inc.                                                                  $12,750,625
    187,500   H. B. Fuller                                                                    9,281,250
                                                                                            -----------
                                                                                             22,031,875

              CONSUMER 10.0%
     83,000   Darden Restaurants                                                              1,037,500
    167,000   General Mills, Inc.                                                            11,961,375
    360,000   Hormel Foods                                                                   11,790,000
    222,610   Jostens, Inc.                                                                   5,133,943
    265,800   The Toro Company                                                               11,329,725
                                                                                            -----------
                                                                                             41,252,543

              DRUGS AND HOSPITAL SUPPLIES 9.5%
    242,000   Baxter International, Inc.                                                     12,205,875
    185,000   Johnson & Johnson                                                              12,186,875
    196,000   Pfizer Inc.                                                                    14,614,250
                                                                                            -----------
                                                                                             39,007,000

              FINANCIAL 15.3%
    390,000   Norwest Corporation                                                            15,063,750
    270,000   ReliaStar Financial Corporation                                                11,120,625
    113,000   St. Paul Companies, Inc.                                                        9,273,062
    420,000   TCF Financial Corporation                                                      14,253,750
    120,000   U.S. Bancorp                                                                   13,432,500
                                                                                            -----------
                                                                                             63,143,687

              INFORMATION SERVICES 8.1%
    330,000   Deluxe Corp.                                                                   11,385,000
    544,000   Merrill Corporation                                                            12,648,000
    266,200   National Computer Systems Inc.                                                  9,383,550
                                                                                            -----------
                                                                                             33,416,550

                                                                                            Market
 Number of                                                                                  Value
   Shares                                                                                   [Note 2(a)]
------------                                                                                -----------
              MEDICAL DEVICES 5.9%
    286,000   Medtronic, Incorporated                                                       $14,961,375
    305,000   St. Jude Medical, Inc.*                                                         9,302,500
                                                                                            -----------
                                                                                             24,263,875

              RETAILING 5.2%
    184,000   Dayton Hudson Corporation                                                      12,420,000
    214,000   SUPERVALU Inc.                                                                  8,961,250
                                                                                            -----------
                                                                                             21,381,250

              TECHNOLOGY 16.6%
    180,000   Ceridian*                                                                       8,246,250
    268,050   Emerson Electric Co.                                                           15,128,072
    200,000   Honeywell Inc.                                                                 13,700,000
    324,800   MTS Systems Corporation                                                        12,180,000
    163,000   Minnesota Mining & Manufacturing Company                                       13,376,188
    578,500   T S I Inc.                                                                      5,785,000
                                                                                            -----------
                                                                                             68,415,510

              TELECOMMUNICATIONS 4.0%
    399,000   ADC Telecommunications Inc.*                                                   16,658,250

              OTHER INDUSTRIALS 14.8%
    284,000   Bemis Company, Inc.                                                            12,513,750
    529,000   BMC Industries, Inc.                                                            8,530,125
    130,000   Burlington Northern Santa Fe                                                   12,081,875
    278,900   Graco Inc.                                                                     10,406,456
    355,800   Imation Corporation*                                                            5,692,800
    240,000   Weyerhaeuser Company                                                           11,775,000
                                                                                            -----------
                                                                                             61,000,006
                                                                                            -----------
              TOTAL COMMON STOCKS 94.7%                                                     390,570,546
              OTHER ASSETS IN EXCESS OF LIABILITIES 5.3%                                     22,020,073
                                                                                            -----------
              NET ASSETS 100%                                                               $412,590,619
                                                                                            -----------
                                                                                            -----------

*Non-income producing

SEE ACCOMPANYING NOTES.

                            STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 1997

INVESTMENT INCOME
Income:
  Dividends                                          $4,226,517
  Interest                                              853,412
                                                     ----------
                                       TOTAL INCOME              $5,079,929

  Expenses:
    Investment advisory fees (NOTE 5)                $1,726,083
    Transfer agent fees (NOTE 5)                        241,354
    Custodian fees                                       54,526
    Legal and audit fees                                 32,939
    Administrative fees                                 204,671
    Other fees and expenses                              86,098
                                                     ----------
                                     TOTAL EXPENSES               2,345,671
                                                                 ----------
                              NET INVESTMENT INCOME               2,734,258

REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTE
  4)
    Net realized gains on investments sold            8,848,249
    Unrealized appreciation of investments           55,004,307
                                                     ----------
                            NET GAIN ON INVESTMENTS              63,852,556
                                                                 ----------
             INCREASE IN NET ASSETS FROM OPERATIONS              $66,586,814
                                                                 ----------
                                                                 ----------

SEE ACCOMPANYING NOTES.

                       STATEMENT OF CHANGES IN NET ASSETS

                                                        YEAR ENDED DECEMBER 31
                                                          1997          1996
                                                       -------------------------
OPERATIONS
  Net investment income                                $ 2,734,258  $  1,251,599
  Net realized gains on investments sold                 8,848,249     2,915,175
  Unrealized appreciation of investments                55,004,307    21,742,430
                                                       -----------  ------------
               INCREASE IN NET ASSETS FROM OPERATIONS   66,586,814    25,909,204

NET EQUALIZATION CREDITS                                   592,726       159,899

DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income                            (3,227,197)   (1,380,350)
  Short-term gain distributed as ordinary income        (1,034,180)      (83,915)
  From net realized gains                               (7,830,288)   (2,832,134)
                                                       -----------  ------------
                  TOTAL DISTRIBUTIONS TO SHAREHOLDERS  (12,091,665)   (4,296,399)

CAPITAL STOCK TRANSACTIONS
  Proceeds from shares sold                            220,920,487    60,915,894
  Reinvestment of distributions from net investment
    income and net realized gains                       10,964,936     3,740,628
  Cost of shares redeemed                              (24,544,438)   (6,804,347)
                                                       -----------  ------------
                          INCREASE IN NET ASSETS FROM
                           CAPITAL STOCK TRANSACTIONS  207,340,985    57,852,175
                                                       -----------  ------------

                         TOTAL INCREASE IN NET ASSETS  262,428,860    79,624,879

NET ASSETS
  Beginning of year                                    150,161,759    70,536,880
                                                       -----------  ------------
  End of year (including undistributed investment
    income of $45,826 and overdistributed investment
    income of $53,844, respectively)                   $412,590,619 $150,161,759
                                                       -----------  ------------
                                                       -----------  ------------

CHANGES IN CAPITAL STOCK
  Shares sold                                            2,777,232       970,312
  Shares issued for reinvested distributions               127,099        53,789
  Shares redeemed                                         (305,062)     (108,179)
                                                       -----------  ------------

                               NET INCREASE IN SHARES    2,599,269       915,922
                                                       -----------  ------------
                                                       -----------  ------------

SEE ACCOMPANYING NOTES.

                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1997

Note 1 -- The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, no-load, open-end management investment company. The investment objective of the Fund is to provide shareholders with a diversified holding of securities which appear to offer marked possibilities for long-term appreciation. Normally these will be common stocks.

Note 2 -- Significant accounting policies of the Fund are as follows:

             (a) Market value of investments is based on the last reported sale price on December 31 for listed securities traded on one or more of the national securities exchanges which such securities are primarily traded or at the last sale price on the national securities market. For securities where quotations are not readily available, or where the last quoted sale price is not considered representative of the value of that security if it were to be sold on that day, the security will be valued at fair value as determined in good faith by the Adviser. Security transactions are recorded on the trade date, the date on which securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income is recorded on the accrual basis. The cost of securities sold is determined based on the specific identification method.

             (b) The Fund is a "regulated investment company" as defined in
                 Subtitle A, Chapter 1, Subchapter M of the Internal Revenue Code, as amended. No provision has been made for Federal income taxes as it is the intention of the Fund to comply with the provisions of the Internal Revenue Code applicable to investment companies and to make distributions of income and security gains sufficient to relieve it from all or substantially all income taxes.

             (c) The Fund follows the accounting practice known as equalization.
                 When Fund shares are issued or redeemed, the distributable net investment income per share is credited or charged to undistributed net investment income; therefore, undistributed net investment income per share is not affected by sales or redemptions.

Note 3 -- Purchases and sales of investment securities, excluding short-term securities, during the year ended December 31, 1997 aggregated $198,607,511 and $13,355,627, respectively.

Note 4 -- Net unrealized appreciation on investments for federal income tax purposes aggregated $122,812,714, of which $127,853,859 related to appreciated investment securities and $5,041,145 related to depreciated investment securities. Aggregate cost of investments for Federal income tax purposes was $267,757,832.

Note 5 -- The investment advisory fees were paid to Mairs and Power, Inc., which is owned by individuals who are directors and officers of the Fund, for its services as investment adviser. Investment advisory fees were paid to the adviser pursuant to an advisory agreement approved by the directors of the Fund. The advisory fee is computed each month and is 1/20 of one percent of the net asset value of the Fund on the last valuation day of the month. Transfer agent fees were paid to Firstar Trust Company who served as transfer agent. Directors of the Fund not affiliated with Mairs and Power, Inc. received compensation for meetings attended totaling $32,400 in 1997. No compensation was paid to any other director or officer of the Fund.

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Shareholders
Mairs and Power Growth Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Mairs and Power Growth Fund, Inc. (the Fund), including the schedule of investments, as of December 31, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the ten years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Mairs and Power Growth Fund, Inc. at December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the ten years in the period then ended in conformity with generally accepted accounting principles.

                                                              [LOGO]

January 21, 1998

                        SUMMARY OF FINANCIAL INFORMATION
--------------------------------------------------------------------------------

This table covers a period of generally rising common stock prices. The results shown should not be considered as a representation of the dividend income or capital gain or loss which may be realized from an investment made in the Fund today.

                                                               PER SHARE
                                          ---------------------------------------------------
                                                       DISTRIBU-                 PERFORMANCE
                                                       TIONS OF     DIVIDENDS       OF AN
                  SHARES                               REALIZED     FROM NET       ASSUMED
                   OUT-       TOTAL NET   NET ASSET   SECURITIES   INVESTMENT    INVESTMENT
    DATES        STANDING      ASSETS       VALUE        GAINS       INCOME      OF $10,000*
--------------  -----------  -----------  ----------  -----------  -----------  -------------
Dec. 31, 1973    1,117,086   $12,643,198   $  11.32                  $  0.14      $   7,488
Dec. 31, 1974    1,123,449   $ 8,115,558   $   7.22                  $  0.24      $   4,923
Dec. 31, 1975    1,114,754   $10,758,751   $   9.65                  $  0.24      $   6,751
Dec. 31, 1976    1,078,864   $13,821,528   $  12.81                  $  0.26      $   9,161
Dec. 31, 1977    1,057,928   $13,145,624   $  12.43                  $  0.33      $   9,131
Dec. 31, 1978      998,265   $13,282,487   $  13.31                  $  0.35      $  10,030
Dec. 31, 1979      914,635   $14,104,765   $  15.42                  $  0.45      $  11,981
Dec. 31, 1980      840,882   $14,540,014   $  17.29                  $  0.55      $  13,911
Dec. 31, 1981      861,678   $13,148,158   $  15.26     $   0.74     $  0.60      $  13,384
Dec. 31, 1982      850,942   $16,784,217   $  19.72     $   0.58     $  0.50      $  18,625
Dec. 31, 1983      881,592   $18,972,177   $  21.52     $   0.70     $  0.48      $  21,561
Dec. 31, 1984      872,069   $17,304,204   $  19.84     $   0.76     $  0.46      $  21,124
Dec. 31, 1985      856,738   $21,553,457   $  25.16     $   0.86     $  0.46      $  28,470
Dec. 31, 1986      893,850   $22,235,453   $  24.88     $   2.74     $  0.40      $  31,756
Dec. 31, 1987      914,139   $19,816,097   $  21.68     $   2.29     $  0.48      $  31,015
Dec. 31, 1988      929,039   $20,630,251   $  22.21     $   1.21     $  0.41      $  34,110
Dec. 31, 1989      866,584   $22,630,081   $  26.11     $   1.83     $  0.43      $  43,684
Dec. 31, 1990      867,432   $22,501,587   $  25.94     $   0.70     $  0.42      $  45,287
Dec. 31, 1991      904,023   $31,440,529   $  34.78     $   1.58     $  0.39      $  64,331
Dec. 31, 1992      956,814   $34,363,306   $  35.91     $   1.16     $  0.40      $  69,374
Dec. 31, 1993    1,006,285   $39,081,010   $  38.84     $   1.22     $  0.43      $  78,295
Dec. 31, 1994    1,064,019   $41,889,850   $  39.37     $   0.98     $  0.65      $  82,705
Dec. 31, 1995    1,245,325   $70,536,880   $  56.64     $   1.51     $  0.56      $ 123,493
Dec. 31, 1996    2,161,246   $150,161,759  $  69.48     $   1.39     $  0.71      $ 156,101
Dec. 31, 1997    4,760,515   $412,590,619  $  86.67     $   1.69     $  1.00      $ 200,824

              *Assumes the reinvestment of all income dividends
               and capital gain distributions for a $10,000
               investment made at the beginning of 1973.
--------------------------------------------------------------------------------

No adjustment has been made for any income tax payable by shareholders on capital gain distributions accepted in shares.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective Prospectus. Please call or write if you desire further information.

  AVERAGE ANNUAL TOTAL RETURNS--THE AVERAGE ANNUAL TOTAL RETURNS FOR THE FUND (PERIODS ENDED DECEMBER 31, 1997) ARE AS FOLLOWS:
         1 YEAR: +28.7%         5 YEARS: +23.7%         10 YEARS: +20.5%
THE TOTAL RETURN DATA REPRESENTS PAST PERFORMANCE, AND THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

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                             OFFICERS AND DIRECTORS

George A. Mairs, III .................................... President and Director
William B. Frels ........................................ Secretary and Director
Peter G. Robb ...................................... Vice-President and Director
Lisa J. Hartzell ..................................................... Treasurer
Charlton Dietz ........................................................ Director
Donald E. Garretson ................................................... Director
J. Thomas Simonet ..................................................... Director

         INVESTMENT ADVISER                    TRANSFER AGENT AND CUSTODIAN

Mairs and Power, Inc.                  (REGULAR MAIL ADDRESS)
W-1420 First National Bank Building    Firstar Trust Company
332 Minnesota Street                   615 East Michigan Street
Saint Paul, Minnesota 55101            P.O. Box 701
                                       Milwaukee, Wisconsin 53201-0701

        INDEPENDENT AUDITORS                (OVERNIGHT OR EXPRESS MAIL ADDRESS)

Ernst & Young, LLP                     Mutual Fund Services
1400 Pillsbury Center                  3rd Floor
200 South Sixth Street                 615 East Michigan Street
Minneapolis, Minnesota 55402           Milwaukee, Wisconsin 53202

                   SHAREHOLDER ACCOUNT INFORMATION AND INQUIRIES
                                   1-800-304-7404

                                MAIRS AND POWER
                               GROWTH FUND, INC.